Related Parties	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Related Party Transactions [Abstract]
Related Parties
14) RELATED PARTIES
CD&R affiliates
During the three and nine months ended October 31, 2021, the Company had $0.5 million and $1.6 million, respectively, in purchases of product from affiliates of Clayton, Dubilier & Rice, LLC (“CD&R”), including other companies invested in by funds affiliated with or managed by CD&R (the “CD&R Funds”). During the three and nine months ended November 1, 2020, the Company had $0.4 million and $0.8 million, respectively, in purchases of product from affiliates of CD&R, including other companies invested in by the CD&R Funds. There were no amounts payable to affiliates of CD&R at October 31, 2021 and January 31, 2021. There were $0.1 million and $5.4 million in sales to affiliates of CD&R for the three and nine months ended October 31, 2021, respectively, and $0.1 million and $0.4 million, respectively, in sales to affiliates of CD&R for the three and nine months ended November 1, 2020. There were no amounts and $0.1 million receivable from affiliates of CD&R at October 31, 2021 and January 31, 2021, respectively.
Tax Receivable Agreements
In connection with the Reorganization Transactions, Core & Main entered into the Former Limited Partners Tax Receivable Agreement with the Former Limited Partners and the Continuing Limited Partners Tax Receivable Agreement with the Continuing Limited Partners. See further discussion in Notes 1 and 7.
Master Reorganization Agreement
In connection with the Reorganization Transactions, Core & Main entered into the Master Reorganization Agreement as further described in Note 1. Pursuant to the Master Reorganization Agreement, the Former Limited Partners received Partnership Interests in exchange for their indirect ownership interests in Holdings and exchanged these Partnership Interests for shares of Class A common stock of Core & Main prior to the consummation of the IPO.
Exchange Agreement
In connection with the Reorganization Transactions, Core & Main entered into the Exchange Agreement as further described in Note 1. Pursuant to the Exchange Agreement, the Continuing
Limited Partners (or their permitted transferees) will have the right, subject to the terms of the Exchange Agreement, to exchange their Partnership Interests, together with the retirement of a corresponding number of shares of Class B common stock, for shares of Class A common stock on a one-for-one
basis or for cash in limited circumstances as specified in the Exchange Agreement. Holders of Partnership Interests will not have the right to exchange Partnership Interests if Core & Main determines that such exchange would be prohibited by law or regulation or would violate other agreements with Core & Main or its subsidiaries to which the holder of Partnership Interests may be subject. Core & Main may also refuse to honor any request to effect an exchange if it determines such exchange would pose a material risk that Holdings would be treated as a “publicly traded partnership” for U.S. federal income tax purposes. Notwithstanding the foregoing, the Continuing Limited Partners are generally permitted to exchange Partnership Interests, subject to the terms of the Exchange Agreement.
The Exchange Agreement also provides that, in connection with any such exchange, to the extent that Holdings has, since consummation of the Reorganization Transactions and the IPO, made distributions to the applicable Continuing Limited Partner that are proportionately lesser or greater than the distributions made to Core & Main, on a pro rata basis, the number of shares of Class A common stock to be issued or cash to be paid to such Continuing Limited Partner will be adjusted to take into account the amount of such discrepancy that is allocable to the Partnership Interests, and Class B common stock, subject to such exchange. Core & Main expects to cause Holdings to make distributions to its partners in such a manner as generally to limit increases to the number of shares of Class A common stock to be issued or cash to be paid to exchanging Continuing Limited Partners in connection with the adjustment described in the preceding sentence.

12) RELATED PARTIES
CD&R affiliates
During fiscal 2020, fiscal 2019 and fiscal 2018, the Company had $1.3 million, $0.1 million and $3.4 million, respectively, in purchases, of product from affiliates of CD&R, including other companies invested in by CD&R funds. There were no amounts payable to affiliates of CD&R at January 31, 2021 and February 2, 2020. There were $0.7 million in sales to affiliates of CD&R for the fiscal year ended January 31, 2021. There were no sales to affiliates of CD&R for the fiscal year ended February 2, 2020 or fiscal year ended February 3, 2019. There was $0.1 million and no amounts receivable from affiliates of CD&R at January 31, 2021 and February 2, 2020, respectively. The amounts above reflect related party transactions for acquired affiliates of CD&R funds.